Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

April 28, 2026

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Brighthouse Life Insurance Company Brighthouse Fund UL for Variable Life Insurance File Nos. 333-96519 and 811-03927 (Brighthouse Variable Life) Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the “Company”) and Brighthouse Fund UL for

Variable Life Insurance (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the

Securities Act of 1933, that the form of Prospectus and Statement of Additional Information each dated

April 27, 2026 being used for the Brighthouse Variable Life Insurance Policy offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI for that product contained in Post-Effective Amendment No. 33 for the account filed with the Commission on April 3, 2026.

Please call the undersigned at (980) 949-5089 with any questions.

Very truly yours,

/s/ Michele H. Abate

Michele H. Abate

Associate General Counsel

Brighthouse Life Insurance Company